RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

(a)	Revenue – related parties

For the six months ended June 30, 2023 and 2022, approximately $71,000 and $12,000, respectively, for sales of products and advertising revenue were from Taoping alliance companies of which TNM has equity investment of over 5% ownership.

(b)	Other revenue – related parties

Other revenue generated from related parties includes system maintenance service provided to Taoping affiliate customers, which was approximately $2,000 and $19,000, for the six months ended June 30, 2023 and 2022, respectively.

(c)	Amounts due to related parties

As of June 30, 2023 and December 31, 2022, the amounts due to related parties was approximately $3,588,000 and $3,339,000, respectively, which included a loan of RMB20 million) from a related company 100% owned by Mr. Lin for 12-month at the interest of 5.85% per annum, which matures on May 17, 2024.